Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net loss per share
The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock (in thousands, except shares and per share amounts):

	Year Ended December 31,
	2023	2022	2021
Numerator:
Net loss for basic and diluted earnings per common share	$(134,098)	$(76,356)	$(46,689)
Unpaid cumulative dividends on preferred stock	(4,117)	(38,672)	(36,758)
Net loss allocated to common shareholders	$(138,215)	(115,028)	(83,447)
Denominator:
Weighted-average shares used in calculating net loss per share, basic and diluted	176,023,219	9,302,080	8,585,999
Net loss per common share, basic and diluted(1)	$(0.79)	$(12.37)	$(9.72)
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(1)In periods in which the Company reports a net loss, all common stock equivalents are excluded from the calculation of diluted weighted average shares outstanding because of their anti-dilutive effect on loss per share.

Schedule of antidilutive securities excluded from computation of earnings per share
As of December 31, 2023, 2022, and 2021, common stock equivalents not included in the computation of loss per share because their effect would be antidilutive include the following:

	December 31,
	2023	2022	2021
Redeemable convertible preferred stock (if converted)	—	129,148,393	129,148,393
Options	16,411,978	14,661,253	16,821,596
RSUs	7,084,967	—	—
RSAs	—	2,535,825	2,535,825
Brookfield SAFE	5,000,000	—	—
Warrants	16,657,686	985,278	985,278
Total	45,154,631	147,330,749	149,491,092